Financial Income and Costs	12 Months Ended
Dec. 31, 2021
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Financial Income and Costs
2 9 .	Financial Income and Costs
Details of financial income for the years ended December 31, 2019, 2020 and 2021, are as follows:

(In millions of Korean won)	2019		2020		2021
Interest income	￦	282,704	￦	270,571	￦	273,460
Gain on foreign currency transactions		24,596		17,493		19,976
Gain on foreign currency translation		17,979		164,351		32,768
Gain on settlement of derivatives		9,016		9,397		2,215
Gain on valuation of derivatives		77,353		172		255,149
Gain on valuation of financial instruments		6,460		33,868		90,653
Others		6,287		2,762		52,062

Total	￦	424,395	￦	498,614	￦	726,283

Details of financial costs for the years ended December 31, 2019, 2020 and 2021, are as follows:

(In millions of Korean won)	2019		2020		2021
Interest expenses	￦	278,427	￦	263,579	￦	263,389
Loss on foreign currency transactions		30,267		27,805		13,105
Loss on foreign currency translation		93,977		26,340		213,689
Loss on settlement of derivatives		20		1,406		6,287
Loss on valuation of derivatives		15,867		163,763		15,947
Loss on disposal of trade receivables		11,298		8,152		22,712
Loss on valuation of financial instruments		2,125		15,646		25,994
Others		152		692		2,207
Total	￦	432,133	￦	507,383	￦	563,330